RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	¥ 8,772		¥ 51,007		$ 1,377
Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	1,223	$ 192	796	¥ 5,866
Jingliang Interconnected Cloud Technology Co Ltd | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	480	75	880
Jingliang Interconnected Cloud Technology Co Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense			4,956	8,829
Beijing Tuspark Harmonious Investment Development Co Ltd
RELATED PARTY TRANSACTIONS
Related party transaction, loans from			13,557
Related party transaction, Lease payment paid			43,703	68,832
Xiaomi Communication Technology Limited and Beijing Xiaomi Mobile Software Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			527,679	437,694
Beijing Kingsoft Cloud Network Technology Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			43	3,475
Beijing Kingsoft Cloud Network Technology Limited | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense			16,867	3,492
Beijing Cheetah Mobile Technology Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			98	169
Beijing Huaqing Property Management Co., Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	1,254	197	4,389
Apurimac Partners Limited
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	765		783		120
Apurimac Partners Limited | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense			8,124
Shanghai Puping
RELATED PARTY TRANSACTIONS
Related party transaction, loans to	75,611	11,865	62,531
BJ New Internet
RELATED PARTY TRANSACTIONS
Related party transaction, loans to	261	41
BJ New Internet | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	170	27
Beijing Qidi Yefeng Investment Co., Ltd
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			3,478	7,427
Related party transaction, loans from			4,410
Related party transaction, Lease payment paid	2,154	338	4,516
WiFire (Beijing) Technology Co., Ltd. | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions				1,934
Beijing Taiji Data Tech Co Ltd
RELATED PARTY TRANSACTIONS
Related party transaction, loans to				1,500
Beijing Taiji Data Tech Co Ltd | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions				7,899
Beijing Taiji Data Tech Co Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense				19,942
SH Shibei
RELATED PARTY TRANSACTIONS
Related party transaction, interest income from loan	1,321	207
Beijing Chengyishidai Network Technology Company Limited
RELATED PARTY TRANSACTIONS
Related party transaction expense	38,918	6,107	38,918	38,918
Related party transaction, loans from	6,870		189		1,078
Other Related Party Transactions
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	566		387		89
Other Related Party Transactions | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	144	23	305	1,494
Beijing Fastweb Network Technology Co Ltd Bjfastweb
RELATED PARTY TRANSACTIONS
Related party transaction, interest income from loan				700
Ziguang Financial Leasing Co Ltd
RELATED PARTY TRANSACTIONS
Related party transaction, loans from			31,681
Related party transaction, Lease deposit paid			135	6,154
Related party transaction, Lease payment paid	10,431	1,637	30,776	¥ 17,156
Tuspark Innovation
RELATED PARTY TRANSACTIONS
Cash consideration for shares repurchase	1,701,804	267,050
King Venture
RELATED PARTY TRANSACTIONS
Cash consideration for shares repurchase			¥ 130,472
SZ Century
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	571				$ 90
SZ Century | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	¥ 1,445	$ 227